Equity instruments - Disclosure of breakdown of equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	5,910	5,713
Financial assets at fair value through other comprehensive income	89,898	83,308	85,239
Total financial assets	283,497	243,203	193,716
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for trading	16,636	15,057	10,066
Non-trading financial assets mandatorily at fair value through profit or loss	4,641	4,068	3,711
Financial assets at fair value through other comprehensive income	2,193	1,761	1,941	€ 2,453
Total financial assets	23,470	20,886	15,718
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	3,730	3,540	3,284
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	17,153	15,185	10,494
Shares of investment funds
Disclosure of financial assets [line items]
Total financial assets	€ 2,587	€ 2,161	€ 1,940